5. WARRANTS (Sept. 2018 Note)	3 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
WARRANTS

5.	WARRANTS

As of September 30, 2017, there were warrants outstanding for the issuance of an aggregate of 666,667 shares of common stock, $0.01 par value at a purchase price of $0.01 per share. All warrants for 666,667 shares were exercised before October 16, 2017, by payment to the Company for the aggregate purchase price of $6,667. There are no warrants for the purchase of the Company’s stock outstanding as of September 30, 2018.